Concentration of credit risks (Details) - IoT	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Multinational electronics contract manufacturing company | Net sales
Concentration risk	12.00%	8.00%	7.00%
Multinational electronics contract manufacturing company | Accounts receivable
Concentration risk	19.00%	12.00%
International luxury watch company | Net sales
Concentration risk	6.00%	2.00%	3.00%
International luxury watch company | Accounts receivable
Concentration risk	13.00%	4.00%
International packaging solutions, technology and chips | Net sales
Concentration risk	11.00%	3.00%	3.00%
International packaging solutions, technology and chips | Accounts receivable
Concentration risk	0.00%	3.00%
International audio software and hardware solutions company | Net sales
Concentration risk	2.00%	0.00%	0.00%
International audio software and hardware solutions company | Accounts receivable
Concentration risk	11.00%	0.00%